UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-2650

Seligman Cash Management Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 6/30/07

FORM N-CSR

ITEM 1.	REPORTS TO STOCKHOLDERS.

Seligman Cash Management Fund, Inc.

Mid-Year Report
June 30, 2007

A Money Market
Mutual Fund Seeking
to Preserve Capital and
to Maximize Liquidity
and Current Income

J. & W. SELIGMAN & CO.
INCORPORATED
ESTABLISHED 1864
100 Park Avenue, New York, NY 10017

Experience

Seligman has been in business for more than 140 years, at times playing a central role in the financial development of the country and its markets. Over that time, the firm has managed clients’ wealth through dramatic market changes and has remained a consistent, reliable presence on Wall Street. Today, Seligman is drawing on its long history and long-term perspective as we focus on the future and on developing investment solutions that help clients arrive at their goals.

Insight

Asset management is driven by insight — into the direction of the economy, how companies will perform, how markets will behave, and how investors will respond. Portfolio managers at the firm have been in the investment business, on average, for more than 20 years. Over that time, they have refined their ability to assess a company’s prospects, management, and products, while also weighing the impact of economic and market cycles, new trends, and developing technologies.

Solutions

Seligman’s commitment to the development of innovative investment products — including the nation’s first growth mutual fund, pioneering single-state municipal funds, and one of the country’s premier technology funds — defines our past and informs our future. Our ongoing research into the nature of investment risk — begun in the early 1990s — has resulted in the Seligman Time Horizon Matrix® asset allocation strategy that redefines the relationship between risk and reward over time. The strategy offers investors a variety of investment solutions for goals ranging from college savings to retirement planning. Whether you select Seligman for one investment product, or as a comprehensive asset manager, we believe we can help you reach your goals.

Table of Contents

To The Shareholders	1
Portfolio Overview	2
Understanding and Comparing Your Fund’s Expenses	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Notes to Financial Statements	8
Financial Highlights	15
Board of Directors and Executive Officers	19
Additional Fund Information	20

To The Shareholders

Your mid-year report for Seligman Cash Management Fund, Inc. follows this letter. The report contains the Fund’s portfolio of investments and financial statements as of June 30, 2007.

A Special Meeting of Shareholders will be held on September 27, 2007 to vote on proposals detailed in the proxy statement recently mailed to all shareholders of the Fund. Your vote is important and we urge you to complete and return the proxy card you received, or to place your vote via telephone or Internet, following the instructions detailed on the proxy card.

Thank you for your continued support of Seligman Cash Management Fund. We look forward to providing you with the investment experience, insight, and solutions you need to seek your financial goals for many years to come.

By order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino
President

August 17, 2007

Manager J. & W. Seligman & Co. Incorporated 100 Park Avenue New York, NY 10017 General Distributor Seligman Advisors, Inc. 100 Park Avenue New York, NY 10017 General Counsel Sullivan & Cromwell LLP	Shareholder Service Agent Seligman Data Corp. 100 Park Avenue New York, NY 10017 Mail Inquiries to: P.O. Box 9759 Providence, RI 02940-9759
Important Telephone Numbers
(800) 221-2450 Shareholder Services
(800) 445-1777 Retirement Plan Services
(212) 682-7600 Outside the United States
(800) 622-4597 24-Hour Automated Telephone Access Service

Portfolio Overview

Diversification of Net Assets
June 30, 2007

		Percent of Net Assets
	Value	June 30, 2007	December 31, 2006
US Government Securities	$111,821,350	60.0	70.8
Time Deposits	73,940,000	39.7	17.7
Repurchase Agreement	670,000	0.4	—
Other Assets Less Liabilities	(205,275)	(0.1)	11.5
Net Assets	$186,226,075	100.0	100.0

Understanding and Comparing
Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing expenses, such as management fees, distribution and service (12b-1) fees (if applicable), and other Fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of January 1, 2007 and held for the entire six-month period ended June 30, 2007.

Actual Expenses

The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the Fund’s share class that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratio of each class and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical
	Beginning Account Value 1/1/07	Annualized Expense Ratio*	Ending Account Value 6/30/07	Expenses Paid During Period** 1/1/07 to 6/30/07	Ending Account Value 6/30/07	Expenses Paid During Period** 1/1/07 to 6/30/07
Class A	$1,000.00	0.92%	$1,020.70	$4.61	$1,020.23	$4.61
Class B	1,000.00	1.92	1,015.50	9.59	1,015.27	9.59
Class C	1,000.00	1.66	1,017.10	8.30	1,016.56	8.30
Class D	1,000.00	1.92	1,015.50	9.59	1,015.27	9.59
Class I	1,000.00	0.65	1,022.00	3.26	1,021.57	3.26
Class R	1,000.00	1.17	1,019.40	5.86	1,018.99	5.86

*	Expenses of Class B, Class C, Class D, Class I and Class R shares differ from the expenses of Class A shares due to the differences in 12b-1 fees and other class-specific expenses paid by each share class. See the Fund’s prospectuses for a description of each share class and its fees, expenses and sales charges.

**	Expenses are equal to the annualized expense ratio based on actual expenses for the period January 1, 2007 to June 30, 2007, multiplied by the average account value over the period, multiplied by 181/365 (number of days in the period).

Portfolio of Investments (unaudited)
June 30, 2007

	Annualized Yield on Purchase Date	Principal Amount	Value
US Government Securities 60.0%
US Treasury Bills:
5%, due 9/6/2007	5.07%	$20,000,000	$19,820,217
4.838%, due 9/6/2007	4.87	10,000,000	9,913,644
4.853%, due 9/27/2007	4.88	20,000,000	19,770,662
US Treasury Notes 2.75%, 8/15/07	4.80	10,000,000	9,974,331
Federal Farm Credit Bank 5.129%, 7/10/2007ø	5.22	18,500,000	18,476,644
Federal Home Loan Bank 5.109%, 7/11/2007ø	5.17	18,500,000	18,474,151
Freddie Mac 4.922%, 7/5/2007ø	5.00	15,400,000	15,391,701

Total US Government Securities (Cost $111,821,350)			111,821,350

Time Deposits 39.7%
ABN AMRO Bank, Grand Cayman, 5.2%, 7/2/2007	5.27	9,300,000	9,300,000
Bank of Montreal 5.2%, 7/3/2007	5.27	9,280,000	9,280,000
Bank of Nova Scotia 5.2%, 7/3/2007	5.27	9,200,000	9,200,000
BNP Paribas, Grand Cayman, 5.3%, 7/3/2007	5.37	9,200,000	9,200,000
Citibank, Nassau, 5.22%, 7/2/2007	5.29	9,280,000	9,280,000
Dexia Bank, Grand Cayman, 5.188%, 7/2/2007	5.26	9,280,000	9,280,000
Rabobank Nederland, Grand Cayman, 5.25%, 7/3/2007	5.32	9,200,000	9,200,000
Royal Bank of Scotland Group 5.3%, 7/3/2007	5.37	9,200,000	9,200,000

Total Time Deposits (Cost $73,940,000)			73,940,000

Repurchase Agreement 0.4%
State Street Bank 4.65%, dated 6/29/2007, maturing 7/2/2007 in the amount of $670,260 collateralized by: $700,000 Federal Home Loan Bank 4.375%, 9/17/2010, with a fair market value of $691,068 (Cost $670,000)	4.71	670,000	670,000

Total Investments 100.1% (Cost $186,431,350)			186,431,350

Other Assets Less Liabilities (0.1)%			(205,275)

Net Assets 100.0%			$186,226,075

ø Securities issued by these agencies are neither guaranteed nor issued by the United States Government.

See Notes to Financial Statements.

Statement of Assets and Liabilities   (unaudited)
June 30, 2007

Assets:
Investments, at value
US Government securities (cost $111,821,350)	$111,821,350
Time deposits (cost $73,940,000)	73,940,000
Repurchase agreement (cost $670,000)	670,000
Total investments (cost $186,431,350)	186,431,350
Cash (including restricted cash of $37,555)	37,751
Receivable for Capital Stock sold	276,065
Interest receivable	138,406
Investment in, and expenses prepaid to, shareholder service agent	17,291
Other	7,550
Total Assets	186,908,413
Liabilities:
Payable for Capital Stock repurchased	378,967
Dividends payable	120,620
Management fee payable	63,229
Distribution and service (12b-1) fees payable	20,262
Accrued expenses and other	99,260
Total Liabilities	682,338
Net Assets	$186,226,075
Composition of Net Assets:
Shares of Capital Stock, at par ($0.01 par value; 1,400,000,000 shares authorized; 186,225,521 shares outstanding):
Class A	$1,455,742
Class B	82,196
Class C	49,085
Class D	129,927
Class I	138,836
Class R	6,469
Additional paid-in capital	184,355,041
Accumulated net realized gain	8,779
Net Assets	$186,226,075
Net Asset Value Per Share:
Class A ($145,570,998 ÷ 145,574,184 shares)	$1.00
Class B ($8,221,794 ÷ 8,219,637 shares)	$1.00
Class C ($4,908,461 ÷ 4,908,555 shares)	$1.00
Class D ($12,993,792 ÷ 12,992,707 shares)	$1.00
Class I ($13,884,138 ÷ 13,883,577 shares)	$1.00
Class R ($646,892 ÷ 646,861 shares)	$1.00

See Notes to Financial Statements.

Statement of Operations   (unaudited)
For the Six Months Ended June 30, 2007

Investment Income:
Interest	$4,506,498
Expenses:
Management fee	364,924
Shareholder account services	257,235
Distribution and service (12b-1) fees	121,733
Registration	48,000
Shareholders’ meeting	37,150
Custody and related services	31,919
Auditing and legal fees	26,471
Shareholder reports and communications	14,139
Directors’ fees and expenses	4,721
Miscellaneous	14,350
Total Expenses	920,642
Net Investment Income	3,585,856

Net Realized Gain on Investments	8,779
Increase in Net Assets from Operations	$3,594,635

See Notes to Financial Statements.

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Operations:
Net investment income	$3,585,856	$6,773,706
Net realized gain on investments	8,779	—
Increase in Net Assets from Operations	3,594,635	6,773,706
Distributions to Shareholders:
Net investment income:
Class A	(2,890,611)	(5,449,017)
Class B	(131,755)	(309,622)
Class C	(69,429)	(125,669)
Class D	(202,201)	(382,976)
Class I	(272,949)	(488,121)
Class R	(18,911)	(18,301)
Decrease in Net Assets from Distributions	(3,585,856)	(6,773,706)
Capital Share Transactions:
Net proceeds from sales of shares	157,339,426	248,096,153
Investment of dividends	3,454,633	6,508,596
Exchanged from associated funds	28,198,839	52,579,824
Total	188,992,898	307,184,573
Cost of shares repurchased	(151,756,220)	(295,545,541)
Exchanged into associated funds	(12,621,956)	(26,248,926)
Total	(164,378,176)	(321,794,467)
Increase (Decrease) in Net Assets from Capital Share Transactions	24,614,722	(14,609,894)

Increase (Decrease) in Net Assets	24,623,501	(14,609,894)
Net Assets:
Beginning of period	161,602,574	176,212,468
End of Period	$186,226,075	$161,602,574

See Notes to Financial Statements.

Notes to Financial Statements   (unaudited)

1.	Organization and Multiple Classes of Shares — Seligman Cash Management Fund, Inc. (the “Fund”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified management investment company. The Fund offers the following six classes of shares, each of which may be acquired by investors at net asset value:

Class A shares acquired by an exchange from another Seligman investment company originally purchased in an amount of $1,000,000 or more without an initial sales charge are subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within 18 months of original purchase.

Class B shares are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares approximately eight years after their date of purchase. If Class B shares of the Fund are exchanged for Class B shares of another Seligman mutual fund, the holding period of the shares exchanged will be added to the holding period of the shares acquired, both for determining the applicable CDSC and the conversion of Class B shares to Class A shares.

Class C and Class D shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis. Class C shares acquired by an exchange from another Seligman mutual fund and Class D shares are subject to a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

Prior to June 4, 2007, Class C shares acquired by an exchange from another Seligman mutual fund were subject to a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase.

Class I shares are offered to certain institutional clients and other investors, as described in the Fund’s Class I shares prospectus. Class I shares are sold without any sales charges and are not subject to distribution or service (12b-1) fees.

Class R shares are offered to certain employee benefit plans and are not available to all investors. They are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on certain redemptions made within one year of a plan’s initial purchase of Class R shares.

All classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its own class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.	Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

a.	Security Valuation — The Fund uses the amortized cost method for valuing its short-term securities. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and the maturity value of the issue over the period to maturity.

Notes to Financial Statements   (unaudited)

b.	Taxes — There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

On January 1, 2007, the Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.” FIN 48 requires the Fund to recognize in its financial statements the impact of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. The Fund has determined that FIN 48 did not have a material impact on the Fund’s financial statements for the six months ended June 30, 2007.

c.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. The cost of investments for federal income tax purposes is substantially the same as the cost for financial reporting purposes. Interest income, including the amortization of discount or premium, is recorded on an accrual basis.

d.	Repurchase Agreements — The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

e.	Multiple Class Allocations — All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses, if any, are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service (12b-1) fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2007, distribution and service (12b-1) fees, shareholder account services and registration expenses were class-specific expenses.

f.	Restricted Cash — Restricted cash represents deposits that are being held by banks as collateral for letters of credit issued in connection with the Fund’s insurance policies.

g.	Distributions to Shareholders — Dividends are declared daily and paid monthly. Net realized gains, if any, are paid annually and are recorded on the ex-dividend date.

3.	Management Fee, Distribution Services, and Other Transactions — J. & W. Seligman & Co. Incorporated (the “Manager”) manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and paid monthly, equal to a per annum percentage of the Fund’s average daily net assets. The management fee rate is calculated on a sliding scale of 0.45% to 0.375% based on average daily net assets of all the investment companies managed by the Manager. The management fee for the six months ended June 30, 2007, was equivalent to an annual rate of 0.41% of the Fund’s average daily net assets.

The Fund has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with Seligman Advisors, Inc. (the “Distributor”) and receive a continuing fee of up to 0.25% on an annual basis of the average daily net assets of Class A shares, attributable to the particular

Notes to Financial Statements   (unaudited)

service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor, and likewise the Fund, did not make payments under the Plan with respect to Class A shares during the six months ended June 30, 2007.

Under the Plan, with respect to Class B shares, Class C shares issued in exchange from another Seligman mutual fund, Class D shares and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, Class D, and Class R shares for which the organizations are responsible; and, for Class C, Class D, and Class R shares, fees for providing other distribution assistance of up to 0.75% (0.25%, in the case of Class R shares) on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

For the six months ended June 30, 2007, fees incurred under the Plan, equivalent to 1%, 0.74%, 1% and 0.25% per annum of the average daily net assets of Class B, Class C, Class D, and Class R shares, respectively, amounted to $42,009, $14,822, $63,721 and $1,181, respectively.

The Distributor and Seligman Services, Inc., each an affiliate of the Manager, are eligible to receive distribution and service (12b-1) fees pursuant to the Plan. For the six months ended June 30, 2007, the Distributor and Seligman Services, Inc. received distribution and service (12b-1) fees of $2,468.

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C, Class D, and Class R shares. For the six months ended June 30, 2007, such charges amounted to $5,797. The Distributor has sold its rights to third parties to collect any CDSC imposed on redemptions of Class B shares.

For the six months ended June 30, 2007, Seligman Data Corp., owned by the Fund and certain associated investment companies, charged the Fund at cost $257,235 for shareholder account services in accordance with a methodology approved by the Fund’s directors. Class I shares receive more limited shareholder services than the Fund’s other classes of shares (the “Retail Classes”). Seligman Data Corp. does not allocate to Class I the costs of any of its departments that do not provide services to the Class I shareholders.

Costs of Seligman Data Corp. directly attributable to the Retail Classes of the Fund were charged to those classes in proportion to their respective net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I by Seligman Data Corp. pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

The Fund and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the related Guaranties expire in September 2008 and January 2019, respectively. The obligation of the Fund to pay any amount due under the Guaranties is limited to a specified percentage of the full amount, which generally is based on the Fund’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the most recent calendar quarter. As of June 30, 2007, the Fund’s potential obligation under the Guaranties is $257,800. As of June 30, 2007, no event has occurred which would result in the Fund becoming liable to make any payment under the Guaranties. A portion of the rent paid by Seligman Data Corp. is charged to the Fund as part of Seligman Data Corp.’s shareholder account services cost.

Notes to Financial Statements   (unaudited)

At June 30, 2007, the Fund’s investment in Seligman Data Corp. is recorded at a cost of $3,719.

Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid. As of June 30, 2007, no directors were participating in the deferred compensation arrangement.

4.	Capital Share Transactions — The Fund has authorized 1,400,000,000 shares of $0.01 par value Capital Stock. Transactions in shares of Capital Stock, each at a value of $1.00 per share, were as follows:

Class A	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Sales of shares	147,866,252	233,829,530
Investment of dividends	2,794,083	5,266,315
Exchanged from associated funds	17,693,348	32,579,946
Converted from Class B*	547,587	2,347,019
Total	168,901,270	274,022,810
Shares repurchased	(140,361,464)	(267,807,022)
Exchanged into associated funds	(7,198,606)	(14,498,944)
Total	(147,560,070)	(282,305,966)
Increase (decrease)	21,341,200	(8,283,156)

Class B
Sales of shares	94,228	1,024,674
Investment of dividends	115,129	271,389
Exchanged from associated funds	4,067,607	8,009,822
Total	4,276,964	9,305,885
Shares repurchased	(2,354,649)	(6,049,274)
Exchanged into associated funds	(2,013,115)	(5,012,017)
Converted to Class A*	(547,483)	(2,345,812)
Total	(4,915,247)	(13,407,103)
Decrease	(638,283)	(4,101,218)

Class C
Sales of shares	517,329	775,045
Investment of dividends	63,094	111,856
Exchanged from associated funds	3,858,404	4,852,687
Total	4,438,827	5,739,588
Shares repurchased	(1,083,681)	(3,105,510)
Exchanged into associated funds	(2,075,705)	(3,253,286)
Total	(3,159,386)	(6,358,796)
Increase (decrease)	1,279,441	(619,208)

See footnote on page 12.

Notes to Financial Statements   (unaudited)

Class D	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Sales of shares	2,315,586	4,910,551
Investment of dividends	193,492	361,160
Exchanged from associated funds	2,579,480	7,137,369
Total	5,088,558	12,409,080
Shares repurchased	(3,608,677)	(8,834,177)
Exchanged into associated funds	(1,334,530)	(3,483,112)
Total	(4,943,207)	(12,317,289)
Increase	145,351	91,791

Class I
Sales of shares	3,636,101	7,470,945
Investment of dividends	272,206	479,520
Total	3,908,307	7,950,465
Shares repurchased	(1,582,625)	(9,634,980)
Increase (decrease)	2,325,682	(1,684,515)

Class R
Sales of shares	2,909,826	84,201
Investment of dividends	16,629	18,356
Total	2,926,455	102,557
Shares repurchased	(2,765,124)	(114,578)
Exchanged into associated funds	—	(1,567)
Total	(2,765,124)	(116,145)
Increase (decrease)	161,331	(13,588)

*	Automatic conversion of Class B shares to Class A shares approximately eight years after the initial purchase date. The amount of dividends accrued on Class B shares between the last dividend payment date and the conversion date is invested in Class A shares and is included in the conversion from Class B amount.

5.	Other Matters — In late 2003, the Manager conducted an extensive internal review in response to public announcements concerning frequent trading in shares of open-end mutual funds. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman registered investment companies (the “Seligman Funds”). This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002.

The results of the Manager’s internal review were presented to the Independent Directors of all Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, the Manager, in May 2004, made payments to three mutual funds and agreed to waive a portion of its management fee with respect to another mutual fund (none of which was Seligman Cash Management Fund).

Beginning in February 2004, the Manager was in discussions with the New York staff of the Securities and Exchange Commission (“SEC”) and the Office of the New York Attorney General (“Attorney General”) in connection with their review of frequent trading in certain of the Seligman Funds. No late trading is involved. This review was apparently stimulated by the Manager’s voluntary public disclosure of the

Notes to Financial Statements   (unaudited)

foregoing arrangements in January 2004. In March 2005, negotiations to settle the matter were initiated by the New York staff of the SEC. After several months of negotiations, tentative agreement was reached, both with the New York staff of the SEC and the Attorney General, on the financial terms of a settlement. However, settlement discussions with the Attorney General ended when the Attorney General sought to impose operating conditions on the Manager that were unacceptable to the Manager, would have applied in perpetuity and were not requested or required by the SEC. Subsequently, the New York staff of the SEC indicated that, in lieu of moving forward under the terms of the tentative financial settlement, the staff was considering recommending to the Commissioners of the SEC the instituting of a formal action against the Manager, the Distributor, and Seligman Data Corp. (together, “Seligman”).

Seligman believes that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

Immediately after settlement discussions with the Attorney General ended, the Attorney General issued subpoenas to certain of the Seligman Funds and their directors. The subpoenas sought various Board materials and information relating to the deliberations of the Independent Directors as to the advisory fees paid by the Seligman Funds to the Manager. The Manager objected to the Attorney General’s seeking of such information and, on September 6, 2005, filed suit in federal district court seeking to enjoin the Attorney General from pursuing a fee inquiry. Seligman believes that the Attorney General’s inquiry is improper because Congress has vested exclusive regulatory oversight of investment company advisory fees in the SEC.

At the end of September 2005, the Attorney General indicated that it intended to file an action at some time in the future alleging, in substance, that the Manager permitted other persons to engage in frequent trading other than the arrangements described above and, as a result, the prospectus disclosure of the Seligman Funds is and has been misleading.

On September 26, 2006, the Attorney General commenced a civil action in New York State Supreme Court against J. & W. Seligman & Co. Incorporated. Seligman Advisors, Inc., Seligman Data Corp. and Brian T. Zino (President of the Manager and the Seligman Funds), reiterating, in substance, the foregoing claims and various other related matters. The Attorney General also claims that the fees charged by Seligman are excessive. The Attorney General is seeking damages and restitution, disgorgement, penalties and costs (collectively, “Damages”), including Damages of at least $80 million relating to alleged timing occurring in the Seligman Funds and disgorgement of profits and management fees, and injunctive relief. Seligman and Mr. Zino believe that the claims are without merit and intend to defend themselves vigorously.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties, injunctions regarding Seligman, restitution to mutual fund shareholders or changes in procedures. Any Damages will be paid by Seligman and not by the Seligman Funds. If Seligman is unsuccessful in its defense of these proceedings, it and its affiliates could be barred from providing services to the Seligman Funds, including serving as an investment adviser for the Seligman Funds and principal underwriter for the open-end Seligman Funds. If these results occur, Seligman will seek exemptive relief from the SEC to permit it and its affiliates to continue to provide services to the Seligman Funds. There is no assurance that such exemptive relief will be granted.

Seligman does not believe that the foregoing legal action or other possible actions should have a material adverse impact on Seligman or the Seligman Funds; however, there can be no assurance of this, or that these matters and any related publicity will not result in reduced demand for shares of the Seligman Funds or other adverse consequences.

Notes to Financial Statements   (unaudited)

6.	Recently Issued Accounting Pronouncement — In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value of assets and liabilities and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Fund is currently evaluating the impact of the adoption of SFAS No. 157 but believes the impact will be limited to expanded disclosures in the Fund’s financial statements.

Financial Highlights   (unaudited)

The tables below are intended to help you understand each Class’s financial performance for the periods presented. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. Total return shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends. Total returns do not reflect any taxes or sales charges and are not annualized for periods of less than one year.

Class A
			Year Ended December 31,
	Six Months Ended 6/30/07		2006	2005	2004	2003	2002
Per Share Data:
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income from Investment Operations:
Net investment income	0.021		0.039	0.022	0.004	0.002	0.007
Less Distributions:
Dividends from net investment income	(0.021)		(0.039)	(0.022)	(0.004)	(0.002)	(0.007)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	2.07%		3.95%	2.20%	0.43%	0.19%	0.74%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$145,571		$124,223	$132,506	$143,464	$155,944	$220,977
Ratio of expenses to average net assets	0.92	%†	0.90%	0.86%	0.84%	0.85%	0.89%
Ratio of net investment income to average net assets	4.17	%†	3.86%	2.15%	0.40%	0.19%	0.74%
Without expense reimbursement:‡
Ratio of expenses to average net assets					0.85%	0.86%
Ratio of net investment income to average net assets					0.39%	0.18%

See footnotes on page 18.

Financial Highlights   (unaudited)

Class B
			Year Ended December 31,
	Six Months Ended 6/30/07		2006	2005	2004	2003	2002
Per Share Data:
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income from Investment Operations:
Net investment income	0.016		0.028	0.011	0.001	—**	0.001
Less Distributions:
Dividends from net investment income	(0.016)		(0.028)	(0.011)	(0.001)	—**	(0.001)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	1.55%		2.85%	1.11%	0.07%	0.03%	0.09%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$8,222		$8,860	$12,961	$21,214	$33,026	$53,779
Ratio of expenses to average net assets	1.92	%†	1.89%	1.85%	1.18%	1.02%	1.54%
Ratio of net investment income to average net assets	3.17	%†	2.86%	1.16%	0.07%	0.03%	0.09%
Without expense reimbursement:‡
Ratio of expenses to average net assets				1.86%	1.85%	1.86%	1.89%
Ratio of net investment income (loss) to average net assets				1.15%	(0.60)%	(0.81)%	(0.26)%

Class C
			Year Ended December 31,
	Six Months Ended 6/30/07		2006	2005	2004	2003	2002
Per Share Data:
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income from Investment Operations:
Net investment income	0.017		0.032	0.016	0.001	—**	0.001
Less Distributions:
Dividends from net investment income	(0.017)		(0.032)	(0.016)	(0.001)	—**	(0.001)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	1.71%		3.20%	1.56%	0.09%	0.03%	0.09%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$4,908		$3,629	$4,248	$4,693	$7,238	$11,531
Ratio of expenses to average net assets	1.66	%†	1.58%	1.44%	1.16%	1.02%	1.51%
Ratio of net investment income to average net assets	3.43	%†	3.19%	1.56%	0.09%	0.03%	0.09%
Without expense reimbursement:‡
Ratio of expenses to average net assets					1.57%	1.67%	1.75%
Ratio of net investment loss to average net assets					(0.32)%	(0.62)%	(0.15)%

See footnotes on page 18.

Financial Highlights   (unaudited)

Class D
			Year Ended December 31,
	Six Months Ended 6/30/07		2006	2005	2004	2003	2002
Per Share Data:
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income from Investment Operations:
Net investment income	0.016		0.028	0.011	0.001	—**	0.001
Less Distributions:
Dividends from net investment income	(0.016)		(0.028)	(0.011)	(0.001)	—**	(0.001)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	1.55%		2.85%	1.11%	0.07%	0.03%	0.09%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$12,994		$12,848	$12,756	$13,574	$18,742	$68,127
Ratio of expenses to average net assets	1.92	%†	1.89%	1.85%	1.18%	1.02%	1.54%
Ratio of net investment income to average net assets	3.17	%†	2.86%	1.16%	0.07%	0.03%	0.09%
Without expense reimbursement:‡
Ratio of expenses to average net assets				1.86%	1.85%	1.86%	1.89%
Ratio of net investment income (loss) to average net assets				1.15%	(0.60)%	(0.81)%	(0.26)%

Class I
			Year Ended December 31,
	Six Months Ended 6/30/07		2006	2005	2004	2003	2002
Per Share Data:
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income from Investment Operations:
Net investment income	0.022		0.042	0.024	0.007	0.004	0.010
Less Distributions:
Dividends from net investment income	(0.022)		(0.042)	(0.024)	(0.007)	(0.004)	(0.010)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	2.20%		4.23%	2.48%	0.69%	0.39%	1.00%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$13,884		$11,558	$13,242	$11,256	$9,558	$9,046
Ratio of expenses to average net assets	0.65	%†	0.60%	0.58%	0.57%	0.63%	0.62%
Ratio of net investment income to average net assets	4.44	%†	4.16%	2.43%	0.68%	0.41%	1.00%
Without expense reimbursement:‡
Ratio of expenses to average net assets							0.64%
Ratio of net investment income to average net assets							0.98%

See footnotes on page 18.

Financial Highlights   (unaudited)

Class R
			Year Ended December 31,
	Six Months Ended 6/30/07		2006	2005	2004	4/30/03* to 12/31/03
Per Share Data:
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000
Income from Investment Operations:
Net investment income	0.019		0.036	0.019	0.002	—**
Less Distributions:
Dividends from net investment income	(0.019)		(0.036)	(0.019)	(0.002)	—**
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000
Total Return	1.94%		3.69%	1.94%	0.24%	0.02%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$647		$486	$499	$2	$2
Ratio of expenses to average net assets	1.17	%†	1.15%	1.11%	1.01%	0.98	%†
Ratio of net investment income to average net assets	3.92	%†	3.61%	1.90%	0.24%	0.02	%†
Without expense reimbursement:‡
Ratio of expenses to average net assets					1.10%	1.31	%†
Ratio of net investment income (loss) to average net assets					0.15%	(0.35	)%†

*	Commencement of offering of shares.

**	Less than + or – $0.001.

‡	The Manager, at its discretion, reimbursed certain class-specific expenses of certain share classes to allow those classes to declare dividends equal to selected minimum annual rates. Absent such reimbursement, returns would have been lower.

†	Annualized.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

See Notes to Financial Statements.

Additional Fund Information

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Fund will be filed with the SEC for the first and third quarters of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov. 1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained on the Fund’s Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com. 1

Proxy Voting

A description of the policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov. 1 Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

1	These website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this report or the Fund’s prospectuses or statement of additional information.

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TXCM3 6/07

ITEM 2.	CODE OF ETHICS. Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS. Included in Item 1 above.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN CASH MANAGEMENT FUND, INC.

By:	/S/ BRIAN T. ZINO Brian T. Zino President and Chief Executive Officer

Date: August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO Brian T. Zino President and Chief Executive Officer

Date: August 29, 2007

By:	/S/ LAWRENCE P.VOGEL Lawrence P. Vogel Vice President, Treasurer and Chief Financial Officer

Date: August 29, 2007

SELIGMAN CASH MANAGEMENT FUND, INC.

EXHIBIT INDEX

(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.